Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	2021		2022		2023		2024		2025
Adjustments	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)

Reported Summary Compensation Table Total	6,091,584	1,741,895	6,652,517	2,414,421	8,219,499	3,259,707	8,481,297	3,615,003	8,552,721	2,844,468

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,047,334)	(977,678)	(4,129,117)	(1,352,381)	(4,519,499)	(1,506,507)	(4,781,297)	(1,711,203)	(5,026,721)	(1,005,348)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,790,585	681,645	4,071,408	1,241,284	4,467,554	1,489,191	4,819,753	1,724,966	5,029,802	1,005,965

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	193,896	–	74,929	–	–	–	–	–	–

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,169,499)	(533,341)	629,203	159,830	3,237,237	923,533	4,971,111	1,576,975	2,710,311	930,154

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(2,532,752)	(658,774)	64,767	12,346	807,631	195,306	853,783	238,803	1,431,635	439,259

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	–	–	–	–	–	–	–

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–	–	–	–	–	–	–

TOTAL ADJUSTMENTS	(4,959,000)	(1,294,252)	636,261	136,008	3,992,923	1,101,523	5,863,350	1,829,541	4,145,027	1,370,030
COMPENSATION ACTUALLY PAID	1,132,584	447,643	7,288,778	2,550,429	12,212,422	4,361,230	14,344,647	5,444,544	12,697,748	4,214,498

(3)	The following are our non-Chief Executive Officer Named Executive Officers for each of the years reflected in the table above:

2025: Talya Nevo-Hacohen and Michael L. Costa
2024: Talya Nevo-Hacohen and Michael L. Costa
2023: Talya Nevo-Hacohen and Michael L. Costa
2022: Talya Nevo-Hacohen and Michael L. Costa
2021: Talya Nevo-Hacohen, Michael L. Costa and Harold Andrews

(4)
Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between Sabra’s share price at the end and the beginning of the measurement period by Sabra’s share price at the beginning of the measurement period.

(5)	Peer group used for this purpose is the following published industry index: Nareit Health Care Property Sector Total Return Index.

(6)	The dollar amounts reported represent the amount of net income in millions reflected in the Company’s audited financial statements for the applicable year.

(7)
Financial Performance Measures. Listed below are the financial performance measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our Named Executive Officers, for 2025, to Sabra’s performance:

Adjusted Normalized FFO Per Share
Total Shareholder Return

(8)
Below are graphs showing the relationship of “compensation actually paid” to our Chief Executive Officer and other Named Executive Officers in 2021, 2022, 2023, 2024 and 2025 to (1) TSR of both Sabra and the Nareit Health Care Property Sector Total Return Index, (2) Sabra’s net income and (3) Sabra’s adjusted normalized FFO per share.

Named Executive Officers, Footnote

(3)	The following are our non-Chief Executive Officer Named Executive Officers for each of the years reflected in the table above:

2025: Talya Nevo-Hacohen and Michael L. Costa
2024: Talya Nevo-Hacohen and Michael L. Costa
2023: Talya Nevo-Hacohen and Michael L. Costa
2022: Talya Nevo-Hacohen and Michael L. Costa
2021: Talya Nevo-Hacohen, Michael L. Costa and Harold Andrews

Peer Group Issuers, Footnote	Peer group used for this purpose is the following published industry index: Nareit Health Care Property Sector Total Return Index.
PEO Total Compensation Amount	$ 8,552,721	$ 8,481,297	$ 8,219,499	$ 6,652,517	$ 6,091,584
PEO Actually Paid Compensation Amount	$ 12,697,748	14,344,647	12,212,422	7,288,778	1,132,584
Adjustment To PEO Compensation, Footnote

	2021		2022		2023		2024		2025
Adjustments	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)

Reported Summary Compensation Table Total	6,091,584	1,741,895	6,652,517	2,414,421	8,219,499	3,259,707	8,481,297	3,615,003	8,552,721	2,844,468

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,047,334)	(977,678)	(4,129,117)	(1,352,381)	(4,519,499)	(1,506,507)	(4,781,297)	(1,711,203)	(5,026,721)	(1,005,348)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,790,585	681,645	4,071,408	1,241,284	4,467,554	1,489,191	4,819,753	1,724,966	5,029,802	1,005,965

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	193,896	–	74,929	–	–	–	–	–	–

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,169,499)	(533,341)	629,203	159,830	3,237,237	923,533	4,971,111	1,576,975	2,710,311	930,154

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(2,532,752)	(658,774)	64,767	12,346	807,631	195,306	853,783	238,803	1,431,635	439,259

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	–	–	–	–	–	–	–

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–	–	–	–	–	–	–

TOTAL ADJUSTMENTS	(4,959,000)	(1,294,252)	636,261	136,008	3,992,923	1,101,523	5,863,350	1,829,541	4,145,027	1,370,030
COMPENSATION ACTUALLY PAID	1,132,584	447,643	7,288,778	2,550,429	12,212,422	4,361,230	14,344,647	5,444,544	12,697,748	4,214,498

Non-PEO NEO Average Total Compensation Amount	$ 2,844,468	3,615,003	3,259,707	2,414,421	1,741,895
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,214,498	5,444,544	4,361,230	2,550,429	447,643
Adjustment to Non-PEO NEO Compensation Footnote

	2021		2022		2023		2024		2025
Adjustments	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)

Reported Summary Compensation Table Total	6,091,584	1,741,895	6,652,517	2,414,421	8,219,499	3,259,707	8,481,297	3,615,003	8,552,721	2,844,468

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,047,334)	(977,678)	(4,129,117)	(1,352,381)	(4,519,499)	(1,506,507)	(4,781,297)	(1,711,203)	(5,026,721)	(1,005,348)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,790,585	681,645	4,071,408	1,241,284	4,467,554	1,489,191	4,819,753	1,724,966	5,029,802	1,005,965

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	193,896	–	74,929	–	–	–	–	–	–

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,169,499)	(533,341)	629,203	159,830	3,237,237	923,533	4,971,111	1,576,975	2,710,311	930,154

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(2,532,752)	(658,774)	64,767	12,346	807,631	195,306	853,783	238,803	1,431,635	439,259

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	–	–	–	–	–	–	–

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–	–	–	–	–	–	–

TOTAL ADJUSTMENTS	(4,959,000)	(1,294,252)	636,261	136,008	3,992,923	1,101,523	5,863,350	1,829,541	4,145,027	1,370,030
COMPENSATION ACTUALLY PAID	1,132,584	447,643	7,288,778	2,550,429	12,212,422	4,361,230	14,344,647	5,444,544	12,697,748	4,214,498

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Normalized FFO Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,145,027	5,863,350	3,992,923	636,261	(4,959,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,026,721)	(4,781,297)	(4,519,499)	(4,129,117)	(4,047,334)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,029,802	4,819,753	4,467,554	4,071,408	3,790,585
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,710,311	4,971,111	3,237,237	629,203	(2,169,499)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,431,635	853,783	807,631	64,767	(2,532,752)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,370,030	1,829,541	1,101,523	136,008	(1,294,252)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,005,348)	(1,711,203)	(1,506,507)	(1,352,381)	(977,678)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,005,965	1,724,966	1,489,191	1,241,284	681,645
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	930,154	1,576,975	923,533	159,830	(533,341)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				74,929	193,896
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 439,259	$ 238,803	$ 195,306	$ 12,346	$ (658,774)